Financial Risk Management - Maturity Analysis of Contractual Undiscounted Cash Flows for Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	¥ 326,318,213	¥ 312,611,469
Contractual undiscounted cash flows, Derivative financial instruments	10,496,855	6,966,336
On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	215,841,260	201,661,885
Contractual undiscounted cash flows, Derivative financial instruments	9,909,806	6,717,823
Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	66,806,391	65,485,743
Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	17,630,772	21,638,934
Contractual undiscounted cash flows, Derivative financial instruments	8,216
Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	13,583,840	12,547,294
Contractual undiscounted cash flows, Derivative financial instruments	101,245	13,875
Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	6,031,578	5,336,963
Contractual undiscounted cash flows, Derivative financial instruments	147,303	77,746
Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	6,424,372	5,940,650
Contractual undiscounted cash flows, Derivative financial instruments	330,285	156,892
Deposits from customers [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	172,940,451	162,602,061
Deposits from customers [Member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	116,227,911	109,504,226
Deposits from customers [Member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	38,303,894	35,716,375
Deposits from customers [Member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	14,106,445	13,658,588
Deposits from customers [Member] | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	2,733,806	2,497,423
Deposits from customers [Member] | Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	676,254	633,386
Deposits from customers [Member] | Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	892,141	592,063
Call money and bills sold [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	2,569,056	1,130,000
Call money and bills sold [Member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	16,663	16,257
Call money and bills sold [Member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	2,518,257	981,289
Call money and bills sold [Member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	31,805	87,177
Call money and bills sold [Member] | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	2,331	43,811
Call money and bills sold [Member] | Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments		1,466
Repurchase agreements and cash collateral on securities lent [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	17,786,026	20,113,162
Repurchase agreements and cash collateral on securities lent [Member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	90,371	333,887
Repurchase agreements and cash collateral on securities lent [Member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	17,492,532	19,637,456
Repurchase agreements and cash collateral on securities lent [Member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	134,994	49,966
Repurchase agreements and cash collateral on securities lent [Member] | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	67,350	91,853
Repurchase agreements and cash collateral on securities lent [Member] | Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	779
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	3,291,089	3,181,992
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	3,291,089	3,181,992
Borrowings [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	14,970,982	20,206,617
Borrowings [Member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	231,603	166,662
Borrowings [Member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	907,174	2,774,392
Borrowings [Member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	1,827,402	6,054,105
Borrowings [Member] | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	7,606,743	7,382,113
Borrowings [Member] | Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	2,535,474	1,974,285
Borrowings [Member] | Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	1,862,586	1,855,060
Debt securities in issue [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	12,565,581	11,688,714
Debt securities in issue [Member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	2,338,572	2,124,288
Debt securities in issue [Member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	1,321,930	1,587,490
Debt securities in issue [Member] | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	2,992,801	2,225,232
Debt securities in issue [Member] | Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	2,659,646	2,573,987
Debt securities in issue [Member] | Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	3,252,632	3,177,717
Lease payable [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	444,438	401,074
Lease payable [Member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	17,860	18,127
Lease payable [Member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	59,069	57,941
Lease payable [Member] | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	107,121	104,913
Lease payable [Member] | Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	76,395	76,421
Lease payable [Member] | Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	183,993	143,672
Others-liabilities [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	8,522,212	7,809,677
Others-liabilities [member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	3,221,035	3,490,237
Others-liabilities [member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	5,199,330	4,221,736
Others-liabilities [member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	97,469	3,526
Others-liabilities [member] | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments		90,045
Others-liabilities [member] | Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	4,378	4,133
Loan commitments [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	79,068,816	73,246,384
Loan commitments [member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	79,068,816	73,246,384
Financial guarantees [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	13,693,772	11,722,240
Financial guarantees [member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	13,693,772	11,722,240
Financial liabilities designated at fair value through profit or loss
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	465,790	509,548
Financial liabilities designated at fair value through profit or loss | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	28,772	12,080
Financial liabilities designated at fair value through profit or loss | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	51,658	140,141
Financial liabilities designated at fair value through profit or loss | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	73,688	111,904
Financial liabilities designated at fair value through profit or loss | Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	83,030	77,418
Financial liabilities designated at fair value through profit or loss | Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	¥ 228,642	¥ 168,005